Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

18.         Right of use assets, net and lease liability

 As lessee

Lease contracts entered into by the Company are as follows:

In October 2008, the Company acquired the shares of Consorcio Grupo Hotelero T2, S.A. de C.V. As a result of this acquisition, the Company assumed the commitments established in the lease agreement signed with the Mexico City International Airport for a period of 20 years, to construct, prepare and operate a hotel, and manage commercial areas at Terminal 2 of the Mexico City International Airport, establishing a minimum guaranteed income (“MGI”) of Ps.28,927 annually as rent, plus a royalty of the 18% of the hotel’s revenue. The MGI will be adjusted on an annual basis using the NCPI.

The Company entered into a lease agreement for its corporate offices in Mexico City, where, a minimum rent of Ps.14,976 was established. The rent will be adjusted annually based on the NCPI with a 3% minimum increase.

a.The following is a summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Initial adoption impacts	Ps.	213,342	Ps.	—	Ps.	213,342
Equipment reclassifications, net		—		18,475		18,475
Balance as of January 1, 2019		213,342		18,475		231,817
Additions		10,732		5,508		16,240
		224,074		23,983		248,057
Depreciation of the year		(30,803)		(6,466)		(37,269)
Balance as of December 31, 2019	Ps.	193,271	Ps.	17,517	Ps.	210,788

b.Amounts recognized in consolidated statement of profit or loss statement:

	2019
Depreciation expense of right of use assets	Ps.	37,269
Interest expense on lease liabilities		22,983

c.The following is a summary of the lease liability:

	2019
Maturity analysis:
Less than one year	Ps.	72,320
Greater than 1 year and less than 3 years		73,975
Greater than 3 years		74,565
Total	Ps.	220,860

The Company does not face a significant liquidity risk with respect to its lease liabilities. Lease liabilities are monitored through the Company's treasury department.

d.As of December 31, 2019, the total cash outflow for leases amounted to Ps.57,061.

As lessor

Revenues from operating leases

Mainly related to leases entered into by the Company, which are based on monthly rental payments that generally increase each year based on the NCPI, and/or the greater of a guaranteed minimum monthly rent plus a percentage of monthly income of the tenant. As of December 31, 2019, the committed future rents to be received are as follows:

	Year ended December 31,
	2019		2018		2017
Duration:
Less than 1 year	Ps.	546,671	Ps.	562,681	Ps.	287,650
Greater than 1 year and less than 5 years		843,404		1,002,351		542,063
Greater than 5 years		161,109		240,584		117,911
Total	Ps.	1,551,184	Ps.	1,805,616	Ps.	947,624

Minimum lease payments in the table above do not include contingent rentals, such as increases by NCPI or increases by a percentage of the monthly income of the lessee. Contingent rental income recorded for the years ended December 31, 2019, 2018, and 2017 were Ps.229,727, Ps.204,172 and Ps.178,469, respectively.